Issued Capital - Summary of Capital Issued (Parenthetical) (Detail) - shares	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Capital and Reserve [line items]
Common shares outstanding	444,336,361	442,724,309	441,456,217
Issued Capital [member]
Disclosure of Capital and Reserve [line items]
Common shares issued	444,336,361	442,724,309
Common shares outstanding	444,336,361	442,724,309